(212) 318-6054

vadimavdeychik@paulhastings.com

December 13, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Real Assets Income Fund Inc. (the “Fund”)
File Numbers: 333-211408; 811-23157

Ladies and Gentlemen:

Transmitted herewith for filing is the amended registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). This amended Registration Statement is being filed in response to SEC staff comments and to make other related changes.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS